Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Loss carryforwards for income tax purposes	$ 88,041
Undistributed earnings of foreign subsidiaries	$ 1,847
Weighted average income tax rate	30.00%	30.00%	30.00%
Brazil [Member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes	$ 66,802
Percentage of taxable income	30.00%
NOLs carryforwards expiration description	No expiration but offset limitation of 30% of the taxable income by fiscal year.
USA [Member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes	$ 6,388
Percentage of taxable income	90.00%
NOLs carryforwards expiration description	Expiration after 20 years, but offset limitation of 90% of the taxable income by fiscal year.
Net operating loss carryforward expiration period	20 years
Argentina [Member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes	$ 1,200
NOLs carryforwards expiration description	Five fiscal years expiration.
Net operating loss carryforward expiration period	5 years
Colombia [Member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes	$ 2,917
NOLs carryforwards expiration description	Three fiscal years expiration.
Net operating loss carryforward expiration period	3 years
Venezuela [Member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes	$ 6,989
Percentage of taxable income	25.00%
NOLs carryforwards expiration description	Three fiscal years expiration, but offset limitation of 25% of the taxable income by fiscal year.
Net operating loss carryforward expiration period	3 years
Peru [Member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes	$ 261
Percentage of taxable income	50.00%
NOLs carryforwards expiration description	No expiration, but offset limitation of 50% of the taxable income by fiscal year.
Mexico [Member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes	$ 3,500
NOLs carryforwards expiration description	Ten fiscal years expiration.
Net operating loss carryforward expiration period	10 years